Property, Plant and Equipment - Right of use assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	$ 8,686,827
Ending balance	9,019,237	$ 8,686,827
Land
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	163,660	155,485
Beginning balance	163,660
Increases (decreases) from foreign currency translation differences, net	(5,955)	(21,014)
Other increases (decreases)	(338)	(4)
Total changes	(138)	8,175
Ending balance	163,522	163,660
Buildings
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	137,455	127,557
Beginning balance	137,455
Increases (decreases) from foreign currency translation differences, net	(10,400)	(28,793)
Depreciation	(14,011)	(6,969)
Other increases (decreases)	122,235	81
Total changes	119,692	9,898
Ending balance	257,147	137,455
Other Property, Plant and Equipment Under Financial Lease
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	183,355	183,363
Beginning balance	255,181
Increases (decreases) from foreign currency translation differences, net	139	(8,610)
Depreciation	(40,778)	(11,220)
Other increases (decreases)	41,866	1,490
Total changes	616	(8)
Ending balance	255,797	183,355
Right-of-use assets
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	183,355
Beginning balance	255,181
Increases (decreases) from foreign currency translation differences, net	139
Depreciation	(40,778)
Other increases (decreases)	41,255
Total changes	616
Ending balance	255,797	183,355
Right-of-use assets | Land
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	3,448
Increases (decreases) from foreign currency translation differences, net	(90)
Depreciation	(618)
Other increases (decreases)	283
Total changes	(425)
Ending balance	3,023
Right-of-use assets | Buildings
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	1,424
Beginning balance	52,264
Increases (decreases) from foreign currency translation differences, net	(1,328)
Depreciation	(13,049)
Other increases (decreases)	28,971
Total changes	14,594
Ending balance	66,858	1,424
Right-of-use assets | Other Property, Plant and Equipment Under Financial Lease
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	181,931
Beginning balance	199,469
Increases (decreases) from foreign currency translation differences, net	1,557
Depreciation	(27,111)
Other increases (decreases)	12,001
Total changes	(13,553)
Ending balance	185,916	181,931
IFRS 16 | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Other Property, Plant and Equipment Under Financial Lease
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	71,826
Ending balance		71,826
IFRS 16 | Right-of-use assets | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	71,826
Ending balance		71,826
IFRS 16 | Right-of-use assets | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Land
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	3,448
Ending balance		3,448
IFRS 16 | Right-of-use assets | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Buildings
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	50,840
Ending balance		50,840
IFRS 16 | Right-of-use assets | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Other Property, Plant and Equipment Under Financial Lease
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	$ 17,538
Ending balance		$ 17,538